Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 41	$ 41	$ 45	$ 75
Provision for credit losses	1	(12)	(4)	(46)
Exchange rate changes/other	(1)	1		1
Balance at end of period	41	30	41	30
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,777	3,887	4,181	4,419
Provision for credit losses	619	347	1,763	117
Net write-offs	(355)	(200)	(849)	(509)
Exchange rate changes/other	(82)	(23)	(136)	(16)
Balance at end of period	4,959	4,011	4,959	4,011
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4,332	3,566	3,753	4,089
Balance at end of period	4,495	3,667	4,495	3,667
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	397	275	378	241
Balance at end of period	416	309	416	309
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	41	41	45	75
Balance at end of period	41	30	41	30
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7	5	5	14
Balance at end of period	7	5	7	5
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	480	388	432	416
Provision for credit losses	(5)	51	57	29
Net write-offs	(4)	(7)	(13)	(19)
Exchange rate changes/other	(8)	(3)	(13)	3
Balance at end of period	463	429	463	429
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,165	943	1,043	1,079
Provision for credit losses	97	107	402	86
Net write-offs	(106)	(60)	(287)	(172)
Exchange rate changes/other	(4)		(6)	(3)
Balance at end of period	1,152	990	1,152	990
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	980	795	893	875
Provision for credit losses	154	128	459	201
Net write-offs	(117)	(89)	(334)	(243)
Exchange rate changes/other		1	(1)	2
Balance at end of period	1,017	835	1,017	835
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	225	179	194	177
Provision for credit losses	23	10	70	18
Net write-offs	(11)	(5)	(27)	(15)
Exchange rate changes/other	(2)	3	(2)	7
Balance at end of period	235	187	235	187
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,886	1,541	1,574	1,797
Provision for credit losses	349	63	779	(171)
Net write-offs	(117)	(39)	(188)	(60)
Exchange rate changes/other	(67)	(25)	(114)	(26)
Balance at end of period	$ 2,051	$ 1,540	$ 2,051	$ 1,540